Earnings per share - summary of adjusted diluted earnings per share (Details) - £ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Adjusted Earnings Per Share [Abstract]
Earnings per share - diluted (in GBP per share)	£ 1.760	£ 0.808	£ 2.919
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles (in GBP per share)	0.036	0.055	0.096
Effect of Brazil VAT case (in GBP per share)	(0.053)	0	(0.171)
Effect of disposal of subsidiaries (in GBP per share)	0	0	(0.003)
Effect of impairment on held-for-sale assets and associated costs (in GBP per share)	0.007	0.420	0.264
Effect of charges in respect of DOJ and OFAC investigations (in GBP per share)	0.030	0	0.199
Effect of charges in respect of Nigerian FCCPC case (in GBP per share)	0	0	0.035
Effect of restructuring and integration costs (in GBP per share)	0	0.127	0.289
Effect of other adjusting items (in GBP per share)	0.019	0.219	0.052
Effect of adjusting items in net finance costs (in GBP per share)	0.006	0.015	0.012
Effect of associates adjusting items (in GBP per share)	0.007	0.027	0.041
Effect of adjusting items in respect of deferred taxation (in GBP per share)	0.004	0.003	(0.019)
Adjusted diluted earnings per share (in GBP per share)	1.816	1.674	3.714
Impact of translational foreign exchange (in GBP per share)	(0.053)	0	0
Adjusted diluted earnings per share translated at 2022 exchange rates (in GBP per share)	£ 1.763	£ 1.674	£ 3.714